Expense Example - StrategicAdvisersCoreIncomeFund-PRO - StrategicAdvisersCoreIncomeFund-PRO - Strategic Advisers Core Income Fund - Strategic Advisers Core Income Fund	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 36
3 years	124
5 years	268
10 years	$ 685